Commitments And Contingencies (Rental Expense Under Operating Leases) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Rent expense	$ 2,119,348	$ 2,625,645	$ 4,167,722	$ 5,389,482	$ 9,846,142	$ 9,857,879
Less: Sublease income	498,763	555,780	995,536	1,140,812	2,135,839	1,983,347
Total rent expense, net	$ 1,620,585	$ 2,069,865	$ 3,172,186	$ 4,248,670	$ 7,710,303	$ 7,874,532